Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	63
Central bank funds sold and securities purchased under resale agreements	0	105
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	342	569
Trading assets	244	349
Positive market values from derivative financial instruments	98	175
Financial assets designated at fair value through profit or loss	0	44
Financial assets at fair value through other comprehensive income	0
Financial assets available for sale		0
Loans	220	146
Other assets	5	50
Total assets	568	934
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	102	120
Negative market values from derivative financial instruments	102	120
Other short-term borrowings	0	0
Total liabilities	102	120
Off-balance sheet exposure	0	0
Total	466	814
Size of structured entity	2,514	6,833
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	14	0
Central bank funds sold and securities purchased under resale agreements	508	229
Securities borrowed	0	13
Total financial assets at fair value through profit or loss	4,578	4,057
Trading assets	3,480	3,490
Positive market values from derivative financial instruments	571	553
Financial assets designated at fair value through profit or loss	526	13
Financial assets at fair value through other comprehensive income	286
Financial assets available for sale		1,039
Loans	40,552	37,352
Other assets	519	192
Total assets	46,456	42,882
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	56	73
Negative market values from derivative financial instruments	56	73
Other short-term borrowings	0	0
Total liabilities	56	73
Off-balance sheet exposure	4,363	10,079
Total	50,762	52,888
Size of structured entity	60,525	90,664
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	8	18
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	5,956	5,445
Trading assets	4,567	5,130
Positive market values from derivative financial instruments	122	105
Financial assets designated at fair value through profit or loss	1,266	210
Financial assets at fair value through other comprehensive income	240
Financial assets available for sale		384
Loans	27,322	18,533
Other assets	216	173
Total assets	33,741	24,552
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	3	41
Negative market values from derivative financial instruments	3	41
Other short-term borrowings	0	0
Total liabilities	3	41
Off-balance sheet exposure	9,524	9,256
Total	43,261	33,767
Size of structured entity	284,181	281,826
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	28	270
Central bank funds sold and securities purchased under resale agreements	1,397	1,827
Securities borrowed	461	11,065
Total financial assets at fair value through profit or loss	77,166	60,057
Trading assets	9,297	12,380
Positive market values from derivative financial instruments	6,516	8,670
Financial assets designated at fair value through profit or loss	61,353	39,007
Financial assets at fair value through other comprehensive income	832
Financial assets available for sale		730
Loans	8,370	18,050
Other assets	10,464	21,087
Total assets	98,719	113,085
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	15,482	13,486
Negative market values from derivative financial instruments	15,482	13,486
Other short-term borrowings	6,596	9,533
Total liabilities	22,078	23,019
Off-balance sheet exposure	3,028	8,377	[1]
Total	79,668	98,443	[1]
Size of structured entity	2,970,958	2,181,810
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	43	333
Central bank funds sold and securities purchased under resale agreements	1,913	2,178
Securities borrowed	461	11,078
Total financial assets at fair value through profit or loss	88,041	70,128
Trading assets	17,587	21,349
Positive market values from derivative financial instruments	7,308	9,504
Financial assets designated at fair value through profit or loss	63,145	39,275
Financial assets at fair value through other comprehensive income	1,358
Financial assets available for sale		2,153
Loans		74,081
Other assets	11,203	21,502
Total assets	179,483	181,453
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	15,644	13,720
Negative market values from derivative financial instruments	15,644	13,720
Other short-term borrowings	6,596	9,533
Total liabilities	22,240	23,253
Off-balance sheet exposure	16,915	27,712	[1]
Total	€ 174,158	€ 185,912	[1]

[1]	The comparatives have been adjusted.